Commitments and Contingencies - ICTA Investigation Regarding the R&D Obligations - Additional Information (Detail) ₺ in Thousands													12 Months Ended
	Feb. 24, 2023 TRY (₺)	Jan. 31, 2023 TRY (₺)	Jan. 26, 2023 TRY (₺)	Jan. 02, 2023 TRY (₺)	Oct. 27, 2022 TRY (₺)	Sep. 23, 2022 TRY (₺)	Sep. 02, 2022 TRY (₺)	Jul. 28, 2022 TRY (₺)	Mar. 17, 2022 TRY (₺)	Jan. 20, 2022 TRY (₺)	Feb. 26, 2021 TRY (₺)	Jan. 29, 2021 TRY (₺)	Dec. 31, 2022 TRY (₺) item	Dec. 31, 2021 item
ICTA Investigation Regarding the R&D Obligations (Period of 2013-2016) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed												₺ 18,031
Discounted administrative fine											₺ 13,523
Number of lawsuits | item														10
Number of lawsuits rejected by court | item													8
ICTA Investigation Regarding the R&D Obligations (Period of 2016-2017) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed												₺ 31,139
Discounted administrative fine											₺ 23,354
Number of lawsuits | item														7
Number of lawsuits rejected by court | item													4
ICTA - Investigation on 3G and 4.5G Service Quality Obligations
Disclosure of commitments and contingencies [line items]
Amount of fine imposed										₺ 3,622
Discounted administrative fine									₺ 2,716
Number of lawsuits | item													5
ICTA - Inspection on Service Quality (2020 H2)
Disclosure of commitments and contingencies [line items]
Amount of fine imposed										₺ 568
Discounted administrative fine									₺ 426
ICTA - Investigation of 3G and 4,5G Coverage Obligations
Disclosure of commitments and contingencies [line items]
Amount of fine imposed							₺ 1,459
Discounted administrative fine					₺ 1,094
ICTA - Directory Assistance Service Investigation
Disclosure of commitments and contingencies [line items]
Amount of fine imposed								₺ 1,250
Discounted administrative fine						₺ 938
ICTA - Refunds Investigation
Disclosure of commitments and contingencies [line items]
Amount to be transferred to the Ministry, along with late fee													₺ 412
Amount that could not be refunded to subscribers													₺ 161
ICTA - Refunds Investigation | Payments of discounted administrative fine
Disclosure of commitments and contingencies [line items]
Amount of fine imposed				₺ 5,680
Discounted administrative fine		₺ 4,260
ICTA - Sub-Agency/Dealership Investigation | Payments of discounted administrative fine
Disclosure of commitments and contingencies [line items]
Amount of fine imposed			₺ 894
Discounted administrative fine	₺ 625
ICTA - Fizy Service Investigation | Payments of discounted administrative fine
Disclosure of commitments and contingencies [line items]
Amount of fine imposed			₺ 1,682
Discounted administrative fine	₺ 1,262